SECURED BORROWINGS, Fly Acquisition III Facility (Details) - Secured Borrowings [Member] $ in Thousands		8 Months Ended	9 Months Ended	36 Months Ended
		Oct. 22, 2019	Sep. 30, 2019 USD ($) Aircraft	Feb. 26, 2019	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]		$ 1,941,303		$ 2,416,807
Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]		$ 100,157		$ 190,457
Maturity date	[2]
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding			$ 100,157
Number of aircraft serving as security | Aircraft			5
Maturity date			Feb. 26, 2022
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Commitment fee percentage				0.50%
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Commitment fee percentage				0.75%
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate			1 month
Basis spread on variable rate				2.00%
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | LIBOR [Member] | Subsequent Event [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate		2.50%

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.
[2]	The Fly Acquisition III Facility was repaid in October 2019.